Annual Fund Operating Expenses	Apr. 30, 2026
Texas Capital Texas Equity Index ETF | Texas Capital Texas Equity Index ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.49%	[1]
Texas Capital Texas Oil Index ETF | Texas Capital Texas Oil Index ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.35%	[2]
Texas Capital Government Money Market Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Texas Capital Government Money Market Fund | Texas Capital Government Money Market Fund Lonestar Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.92%
Expenses (as a percentage of Assets)	1.37%
Fee Waiver or Reimbursement	(0.92%)	[3]
Net Expenses (as a percentage of Assets)	0.45%	[3]
Texas Capital Government Money Market Fund | Texas Capital Government Money Market Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.92%
Expenses (as a percentage of Assets)	1.12%
Fee Waiver or Reimbursement	(0.92%)	[3]
Net Expenses (as a percentage of Assets)	0.20%	[3]
Texas Capital Government Money Market ETF | Texas Capital Government Money Market ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.00%	[4]
Expenses (as a percentage of Assets)	0.20%

[1]	Pursuant to its Advisory Agreement, Texas Capital Bank Wealth Management Services, Inc., doing business as Texas Capital Bank Private Wealth Advisors (the “Adviser”) pays all other expenses of the Fund other than the fee payment under the Advisory Agreement, payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokers’ commissions and any other transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, costs of holding shareholder meetings and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[2]	Pursuant to its Advisory Agreement, Texas Capital Bank Wealth Management Services, Inc., doing business as Texas Capital Bank Private Wealth Advisors (“Texas Capital” or “Adviser”) pays all other expenses of the Fund other than the fee payment under the Advisory Agreement, payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokers’ commissions and any other transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, costs of holding shareholder meetings and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[3]	Texas Capital Bank Wealth Management Services, Inc., doing business as Texas Capital Bank Private Wealth Advisors (the “Adviser”), has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end sales loads, taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement to 0.20% and 0.25% of the Fund’s average daily net assets with respect to Institutional Class Shares and Lonestar Class Shares, respectively (the “Expense Limit”) through April 30, 2027. The contractual arrangement may only be changed or eliminated by the Board of Trustees upon 60 days’ written notice to the Adviser. The Adviser may recoup from the Fund any waived amount or reimbursed expenses pursuant to this agreement if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed the lesser of (i) the Expense Limit in effect at the time of the waiver or reimbursement and (ii) the Expense Limit in effect at the time of recoupment and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense.
[4]	Pursuant to its Advisory Agreement (as defined below), Texas Capital Bank Wealth Management Services, Inc., doing business as Texas Capital Bank Private Wealth Advisors (the “Adviser”) pays all other expenses of the Fund other than the management fee payment under the Advisory Agreement, payments under the Fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokers’ commissions and any other transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, costs of holding shareholder meetings and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.